United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
March 31, 2005.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	05/04/05

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      334    12000 SH       SOLE                    12000
3M                             COM              88579Y101      267     3112 SH       SOLE                     3112
Abbott Labs                    COM              002824100      224     4815 SH       SOLE                     4815
Adobe Systems                  COM              00724F101     1954    29090 SH       SOLE                    29090
Affiliated Computer Services   COM              008190100     1652    31025 SH       SOLE                    31025
Ambac Financial                COM              023139108     5773    77237 SH       SOLE                    77237
Amgen                          COM              031162100     3549    60975 SH       SOLE                    60975
Applebees Int'l                COM              037899101     5476   198702 SH       SOLE                   198702
BP PLC                         COM                             304     4874 SH       SOLE                     4874
Bank of America                COM              060505104     8416   190846 SH       SOLE                   190846
Carpatsky Petroleum            COM              143908101        0   134000 SH       SOLE                   134000
ChevronTexaco                  COM              166764100     1002    17185 SH       SOLE                    17185
Chico's FAS                    COM              168615102     6227   220330 SH       SOLE                   220330
Cisco Systems                  COM              17275R102     1709    95521 SH       SOLE                    95521
Citigroup                      COM              172967101      736    16370 SH       SOLE                    16370
Comerica                       COM              200340107      286     5200 SH       SOLE                     5200
ConocoPhillips                 COM              20825C104     4424    41020 SH       SOLE                    41020
Cosi Inc.                      COM              22122P101      158    23208 SH       SOLE                    23208
DENTSPLY Intl                  COM              249030107     1880    34560 SH       SOLE                    34560
Danaher                        COM              235851102     4194    78525 SH       SOLE                    78525
Dow Chemical                   COM              260543103      601    12066 SH       SOLE                    12066
Ecolab                         COM              278865100     1525    46130 SH       SOLE                    46130
Exxon Mobil                    COM              30231G102     5903    99043 SH       SOLE                    99043
General Electric               COM              369604103     3277    90885 SH       SOLE                    90885
General Growth Properties      COM              370021107     2964    86935 SH       SOLE                    86935
Gillette                       COM              375766102      919    18210 SH       SOLE                    18210
Goldman Sachs                  COM              38141G104     3398    30890 SH       SOLE                    30890
Harley-Davidson                COM              412822108     1709    29580 SH       SOLE                    29580
Johnson & Johnson              COM              478160104     5437    80950 SH       SOLE                    80950
Johnson Controls Inc           COM              478366107     3767    67560 SH       SOLE                    67560
L-3 Communications             COM              502424104     5799    81649 SH       SOLE                    81649
LabCorp                        COM              50540R409     5733   118950 SH       SOLE                   118950
Liberty Media                  COM              530718105      180    17312 SH       SOLE                    17312
Liberty Media 'B'              COM              001957307      312    29476 SH       SOLE                    29476
Linear Technology              COM              535678106     2491    65025 SH       SOLE                    65025
Lowes Companies                COM              548661107     3183    55750 SH       SOLE                    55750
MBNA                           COM              55262L100     6927   282176 SH       SOLE                   282176
Mack Cali                      COM              554489104     1005    23740 SH       SOLE                    23740
Maxim Integrated               COM              57772K101     1014    24808 SH       SOLE                    24808
Medtronic                      COM              585055106     1193    23415 SH       SOLE                    23415
Microsoft                      COM              594918104     2077    85937 SH       SOLE                    85937
Omnicom Group                  COM              681919106     2113    23875 SH       SOLE                    23875
PepsiCo                        COM              713448108     1670    31495 SH       SOLE                    31495
Procter & Gamble               COM              742718109     1625    30660 SH       SOLE                    30660
QUALCOMM                       COM              747525103     3449    94160 SH       SOLE                    94160
Quality Systems Inc            COM              747582104     3722    87900 SH       SOLE                    87900
Sirius Satellite Radio Inc     COM              82966U103      114    20200 SH       SOLE                    20200
Sonic Solutions                COM              835460106     1570   104310 SH       SOLE                   104310
St. Jude Medical               COM              790849103     3635   100973 SH       SOLE                   100973
Symantec                       COM              871503108     5566   260936 SH       SOLE                   260936
Sysco                          COM              871829107     2181    60935 SH       SOLE                    60935
Trex Company                   COM              89531P105     3605    81165 SH       SOLE                    81165
UnitedHealth Group             COM              91324P102     3251    34085 SH       SOLE                    34085
Wachovia Corp                  COM              929903102     1446    28395 SH       SOLE                    28395
Walgreen                       COM              931422109     5601   126095 SH       SOLE                   126095
Washington REIT                COM              939653101      259     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     2304    38535 SH       SOLE                    38535
Xilinx                         COM              983919101      929    31790 SH       SOLE                    31790
Zimmer Holdings                COM              98956P102     4232    54393 SH       SOLE                    54393
Babson Entrprse Fd II (GE sale                                 209 6525.123 SH       SOLE                 6525.123
Schwab Institutional Select S&                                 390 42051.380SH       SOLE                42051.380
Franklin Income Fund                                            37 15067.574SH       SOLE                15067.574